Subsequent Events (Details) $ / shares in Units, shares in Millions		1 Months Ended		2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Oct. 12, 2019 USD ($)	Oct. 28, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) agreement	Sep. 30, 2019 USD ($) $ / shares shares	Nov. 25, 2019 USD ($) a bldg	Dec. 31, 2018 USD ($) bldg	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2019 USD ($)
Issuance of Senior Notes and Settlement of Interest Rate Lock
Debt instrument, face amount							$ 3,105,626,000
Capital Activity
Number of buildings (in buildings) | bldg							72
Asset Impairment
Impairment - real estate assets							$ 32,431,000	$ 3,946,000	$ 3,879,000
Equity Offering and Prepayment of Senior Notes [Abstract]
Repayments of Unsecured Debt							0	0	723,368,000
Loss on debt extinguishment							0	(49,000)	$ (27,099,000)
Treasury Lock Agreements
Issuance of Senior Notes and Settlement of Interest Rate Lock
Interest rate lock agreements (in agreements) | agreement				2
Gain on derivative				$ 5,700,000
Subsequent Event
Capital Activity
Ownership percentage						25.00%
Senior Notes | Subsequent Event
Issuance of Senior Notes and Settlement of Interest Rate Lock
Stated interest rate	4.75%
Equity Offering and Prepayment of Senior Notes [Abstract]
Repayments of Unsecured Debt	$ 350,000,000
Loss on debt extinguishment	$ 9,000,000
Senior Notes | 4.375% Senior Unsecured Notes | Subsequent Event
Issuance of Senior Notes and Settlement of Interest Rate Lock
Debt instrument, face amount										$ 350,000,000
Stated interest rate										4.375%
Unsecured Debt
Issuance of Senior Notes and Settlement of Interest Rate Lock
Debt instrument, face amount							2,300,000,000
DC Metro | Subsequent Event
Asset Impairment
Impairment - real estate assets					$ 21,600,000
2019 acquisitions [Member] | Operating Segments | Building and Building Improvements | Subsequent Event
Capital Activity
Number of buildings (in buildings) | bldg						8
2019 acquisitions [Member] | Operating Segments | Land and Land Improvements | Subsequent Event
Capital Activity
Area of land (in acres) | a						304
2019 acquisitions [Member] | Operating Segments | Land, Buildings and Improvements | Subsequent Event
Capital Activity
Purchase Price						$ 327,600,000
2019 sales [Member] | Operating Segments | Building and Building Improvements | Subsequent Event
Capital Activity
Number of buildings (in buildings) | bldg						15
2019 sales [Member] | Operating Segments | Land and Land Improvements | Subsequent Event
Capital Activity
Area of land (in acres) | a						193
2019 sales [Member] | Not Discontinued Operations | Operating Segments | Land, Buildings and Improvements | Subsequent Event
Capital Activity
Gross proceeds						$ 469,400,000
Equity Method Investee | DC Metro | Subsequent Event
Asset Impairment
Impairment - real estate assets					26,700,000
Equity Method Investee | 2019 acquisitions [Member] | Operating Segments | Land and Land Improvements | Subsequent Event
Capital Activity
Area of land (in acres) | a						162.8
Equity Method Investee | 2019 acquisitions [Member] | Operating Segments | Land, Buildings and Improvements | Subsequent Event
Capital Activity
Purchase Price						$ 9,100,000
Equity Method Investee | land sale to related party [Member] | 2019 sales [Member] | Not Discontinued Operations | Operating Segments | Land and Land Improvements | Subsequent Event
Capital Activity
Related Party Transaction, Amounts of Transaction						4,100,000
Equity Method Investee | Liberty Property 18th & Arch | Philadelphia
Comcast Technology Center Development [Abstract]
Loss contingency accrual							69,300,000
Accrual of development cost guarantee accrual							67,100,000	5,600,000
Equity Method Investee | Liberty Property 18th & Arch | Philadelphia | Subsequent Event
Comcast Technology Center Development [Abstract]
Loss contingency accrual			$ 29,600,000		29,600,000
Retention Payable			$ 24,000,000		24,000,000
Vice President [Member] | sale of development rights [Member] | Land Improvements [Member] | Philadelphia | Subsequent Event
Capital Activity
Related Party Transaction, Amounts of Transaction						$ 3,200,000
Liberty Washington, LP | Equity Method Investee | DC Metro
Asset Impairment
Impairment - real estate assets							25,400,000	15,900,000
Investments in and advances to unconsolidated joint ventures | Equity Method Investee | General Partner | DC Metro | Subsequent Event
Asset Impairment
Impairment - real estate assets					$ 6,700,000
Investments in and advances to unconsolidated joint ventures | Liberty Washington, LP | Equity Method Investee | General Partner | DC Metro
Asset Impairment
Impairment - real estate assets							$ 6,300,000	$ 4,000,000.0
Common shares | Subsequent Event
Equity Offering and Prepayment of Senior Notes [Abstract]
Shares, Issued | shares			9.2		9.2
Sale of Shares, Price Per Share | $ / shares			$ 50.50		$ 50.50
Proceeds from Issuance or Sale of Equity			$ 447,900,000
Prologis Inc. [Member] | Liberty Property Trust [Member] | Common shares | Subsequent Event
Equity Offering and Prepayment of Senior Notes [Abstract]
Business Consideration, Consideration Transferred, Equity Interests Issued and Issuable, Conversion Ratio		67.50%